OTHER NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2023
OTHER NON-CURRENT ASSETS
Schedule of other non-current assets

		As at December 31,
	Notes	2022	2023	2023
		RMB	RMB	US$
Deposit-long-term	i)	6,249	3,760	530
Advance to hospitals-noncurrent	ii)	1,002	1,325	187
Others	iii)	7,842	6,341	892
		15,093	11,426	1,609
i)	Impairment losses of RMB2 and RMB28 (US$4) were reversed for the balances as at December 31, 2022 and 2023.
ii)	Impairment losses of RMB102 were provided for the balances as at December 31, 2022, and RMB324 (US$46) were reversed for the balances as at December 31, 2023.
iii)	Impairment losses of RMB797 and nil was provided for the balances as at December 31, 2022 and 2023.